Commitments and Contingencies - Insurance (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Insurance Proceeds
Insurance coverage deductible amount per vessel		$ 150			$ 150
Deductible period under business interruption insurance		14 days
Period of coverage under business interruption insurance		180 days
Limit of protection and indemnity insurance for pollution, per vessel per incident		$ 1,000,000			1,000,000
Loss of hire insurance payments recorded as a component of total revenues		450	$ 5,176
Net vessel operating expense		$ 56,730	$ 46,709	$ 30,903
Raquel Knutsen
Insurance Proceeds
Deductible period under business interruption insurance		14 days	14 days
Period of coverage under business interruption insurance		180 days	180 days
Raquel Knutsen | Propeller Hub Damage
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues			$ 3,400
Recoveries for repairs		$ 3,900	3,900
Cost of repairs			4,200
Net vessel operating expense			300
Carmen Knutsen
Insurance Proceeds
Special survey drydocking period	5 years
Deductible period under business interruption insurance	14 days
Carmen Knutsen | Technical Default in Controllable Pitch Propeller
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues		450	1,750
Recoveries for repairs					2,250
Cost of repairs		$ 150	$ 2,400
Net vessel operating expense					$ 300